TYPE:	13F-HR
PERIOD	09/30/2006
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      330 4435.0000 SH      Sole                4285.0000          150.0000
Abercrombie & Fitch Co Cl A    COM              002896207      740 10650.0000 SH     Sole               10550.0000          100.0000
Altera Corporation             COM              021441100      721 39225.0000 SH     Sole               39225.0000
Altria Group Inc               COM              02209S103     1206 15754.0000 SH     Sole               15724.0000           30.0000
Amazon.Com Inc                 COM              023135106      778 24225.0000 SH     Sole               24225.0000
American Intl Group Com        COM              026874107     1406 21225.0000 SH     Sole               20875.0000          350.0000
Amgen Inc                      COM              031162100      203 2842.0000 SH      Sole                2842.0000
Anheuser-Busch Cos Inc         COM              035229103     1157 24350.0000 SH     Sole               24300.0000           50.0000
Automatic Data Processing      COM              053015103     1467 30987.0000 SH     Sole               30987.0000
Bank of America Corp           COM              060505104      224 4181.0000 SH      Sole                4131.0000           50.0000
Beckman Coulter Inc            COM              075811109      265 4600.0000 SH      Sole                4600.0000
Bed Bath & Beyond Inc          COM              075896100      314 8200.0000 SH      Sole                8200.0000
Bemis Company                  COM              081437105      294 8954.0000 SH      Sole                8954.0000
Berkshire Hthwy Cl A           COM              084670108     5748  60.0000 SH       Sole                  57.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207     7768 2447.5000 SH      Sole                2307.5000          140.0000
Boulder Growth & Income Fund   COM              101507101      712 75250.0000 SH     Sole               75250.0000
Boulder Total Return Fund      COM              101541100    15099 788854.0000 SH    Sole              780520.0000         8334.0000
CVS Corp                       COM              126650100     1047 32600.0000 SH     Sole               32600.0000
Canadian Natural Resources     COM              136385101      228 5000.0000 SH      Sole                5000.0000
Caterpillar Inc                COM              149123101      589 8950.0000 SH      Sole                8950.0000
Cephalon Inc                   COM              156708109     1257 20350.0000 SH     Sole               20350.0000
China Yuchai Intl Ltd          COM              G21082105       10 1800.0000 SH      Sole                1800.0000
Cisco Systems Inc Com          COM              17275R102     1042 45357.0000 SH     Sole               45357.0000
Citigroup Inc Com              COM              172967101     1249 25138.9998 SH     Sole               23731.9998         1407.0000
Claire's Stores Inc            COM              179584107      892 30600.0000 SH     Sole               30600.0000
Coca Cola Co Com               COM              191216100      483 10808.0000 SH     Sole               10513.0000          295.0000
Colgate-Palmolive Co           COM              194162103      907 14600.0000 SH     Sole               14600.0000
Comcast Corp-Special Cl A      COM              20030N200      832 22600.0000 SH     Sole               22600.0000
Costco Wholesale Corp          COM              22160K105     1658 33375.0000 SH     Sole               33375.0000
Danaher Corp                   COM              235851102      766 11150.0000 SH     Sole               11150.0000
De Luxe Corp                   COM              248019101      267 15600.0000 SH     Sole               15550.0000           50.0000
Dell Inc                       COM              24702R101     2603 113975.0000 SH    Sole              113975.0000
Disney Walt Co Com             COM              254687106     1566 50665.0000 SH     Sole               50665.0000
Dow Jones & Co Inc             COM              260561105      485 14450.0000 SH     Sole               14450.0000
E*Trade Group Inc              COM              269246104     1231 51470.0000 SH     Sole               51470.0000
EMC Corp Mass Com              COM              268648102      874 72994.0000 SH     Sole               72994.0000
Eaton Corp                     COM              278058102      227 3300.0000 SH      Sole                3300.0000
Electronic Arts Inc            COM              285512109     1244 22275.0000 SH     Sole               22275.0000
Exxon Mobil Corproration       COM              30231G102      365 5437.0000 SH      Sole                5437.0000
FedEx Corp                     COM              31428X106      475 4375.0000 SH      Sole                4275.0000          100.0000
First Trust Value Line DVD     COM              33735A100      354 20925.0000 SH     Sole               20925.0000
Fiserv Inc                     COM              337738108      850 18050.0000 SH     Sole               18050.0000
Forest City Enterprises Cl A   COM              345550107      259 4762.0000 SH      Sole                4762.0000
General Elec Co Com            COM              369604103     1082 30647.0000 SH     Sole               30511.0000          136.0000
Google Inc Cl A                COM              38259P508     1085 2700.0000 SH      Sole                2700.0000
Hewlett-Packard Co             COM              428236103     1297 35363.0000 SH     Sole               35363.0000
Home Depot Inc Com             COM              437076102     1839 50694.0000 SH     Sole               50694.0000
Illinois Tool Works            COM              452308109      380 8454.0000 SH      Sole                8454.0000
Intel Corp Com                 COM              458140100      599 29104.0000 SH     Sole               29104.0000
JP Morgan Chase & Co.          COM              46625H100     2341 49856.0000 SH     Sole               49801.0000           55.0000
Johnson & Johnson Com          COM              478160104     1589 24475.5250 SH     Sole               24475.5250
Lear Corp                      COM              521865105      555 26800.0000 SH     Sole               26800.0000
Leucadia Natl Corp Com         COM              527288104     1888 72125.0000 SH     Sole               71125.0000         1000.0000
Level 3 Communications Inc     COM              52729N100       70 13000.0000 SH     Sole                1000.0000        12000.0000
Limited Inc Com                COM              532716107      542 20465.0000 SH     Sole               20375.0000           90.0000
Liz Claiborne Inc              COM              539320101      356 9004.0000 SH      Sole                9004.0000
McCormick & Co-Non Vtg Shs     COM              579780206      294 7750.0000 SH      Sole                7750.0000
McDonald's Corporation         COM              580135101      536 13699.0000 SH     Sole               13699.0000
Mercury Genl Corp New Com      COM              589400100      704 14200.0000 SH     Sole               14100.0000          100.0000
Microsoft Corp Com             COM              594918104     1528 55882.0000 SH     Sole               55882.0000
Mitsubishi UFJ Fincl ADR       COM              606822104     1864 145500.0000 SH    Sole              145500.0000
NY Community Bancorp           COM              649445103      933 56975.0000 SH     Sole               56975.0000
Nasdaq 100 Shares              COM              631100104      938 23085.0000 SH     Sole               23085.0000
Nokia Corp - Spon ADR          COM              654902204      546 27715.0000 SH     Sole               27615.0000          100.0000
OSI Restaurant Partners Inc    COM              67104A101      271 8550.0000 SH      Sole                8550.0000
Palm Inc                       COM              696643105      636 43650.0000 SH     Sole               43650.0000
Pfizer Inc Com                 COM              717081103     1676 59105.9325 SH     Sole               58774.9325          331.0000
Plum Creek Timber Co Inc       COM              729251108     1219 35825.0000 SH     Sole               35825.0000
Procter & Gamble Co Com        COM              742718109      614 9900.0000 SH      Sole                9900.0000
Sears Holdings Corp            COM              812350106     1537 9725.0000 SH      Sole                9725.0000
Shaw Communications Inc B      COM              82028K200     2109 70257.0000 SH     Sole               70257.0000
Sirius Satellite Radio Inc     COM              82966U103       82 20800.0000 SH     Sole               20800.0000
Six Flags Inc                  COM              83001P109     2791 533702.0000 SH    Sole              533202.0000          500.0000
Sprint Nextel Corp             COM              852061100      544 31711.0000 SH     Sole               31711.0000
Stryker Corp Com               COM              863667101     1656 33400.0000 SH     Sole               33400.0000
Sysco Corp                     COM              871829107      505 15089.0000 SH     Sole               15089.0000
Tellabs Inc                    COM              879664100      911 83100.0000 SH     Sole               83100.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      818 24005.0000 SH     Sole               24005.0000
Texas Instruments Inc          COM              882508104     1328 39925.0000 SH     Sole               39925.0000
The DirecTV Group Inc          COM              25459L106     1001 50875.0000 SH     Sole               50875.0000
Time Warner Inc                COM              887317105      557 30528.0000 SH     Sole               30528.0000
Toyota Industries Corp         COM              J92628106      339 8000.0000 SH      Sole                8000.0000
Tyco International Ltd         COM              902124106     1922 68656.0000 SH     Sole               68656.0000
UST Inc Com                    COM              902911106      865 15775.0000 SH     Sole               15775.0000
Verizon Communications Inc     COM              92343V104      413 11124.0000 SH     Sole               10907.0000          217.0000
Wal Mart Stores Inc Com        COM              931142103     1346 27299.0000 SH     Sole               27049.0000          250.0000
Walgreen Co                    COM              931422109      764 17200.0000 SH     Sole               17200.0000
Waters Corporations            COM              941848103      771 17025.0000 SH     Sole               17025.0000
Wells Fargo & Co New Com       COM              949746101     1760 48650.0000 SH     Sole               48650.0000
WisdomTree L/C Div Fund        COM              97717W307      258 4700.0000 SH      Sole                4700.0000
Wm. Wrigley Jr Co              COM              982526105      639 13875.0000 SH     Sole               13875.0000
YUM! Brands Inc.               COM              988498101      674 12950.0000 SH     Sole               12950.0000
Yahoo! Inc Com                 COM              984332106      530 20950.0000 SH     Sole               20950.0000
iShares DJ Select Dividend     COM              464287168      440 6630.0000 SH      Sole                6630.0000
iShares MSCI EAFE Index Fund   COM              464287465      207 3055.0000 SH      Sole                3055.0000
iShares MSCI Japan Index Fd    COM              464286848     1982 146350.0000 SH    Sole              146350.0000
iShares NASDAQ Biotech Index   COM              464287556      292 3958.0000 SH      Sole                3958.0000
iShares Russell 1000 Value     COM              464287598      388 5030.0000 SH      Sole                5030.0000
iShares S&P 500/Barra Growth   COM              464287309      400 6475.0000 SH      Sole                6475.0000